United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 07/31/15

Item 1. Schedule of Investments

Federated MDT Stock Trust
Portfolio of Investments
July 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Basic Industries—3.3%
12,071		Avery Dennison Corp.	$734,520
72,302		Bunge Ltd.	5,773,315
7,777		Celanese Corp.	512,660
77,200		Domtar, Corp.	3,138,952
10,955		Dow Chemical Co.	515,542
25,000		International Paper Co.	1,196,750
78,104		Mosaic Co./The	3,353,786
83,700		United States Steel Corp.	1,629,639
		TOTAL	16,855,164
		Capital Goods—7.4%
70,300		AGCO Corp.	3,867,203
32,237		Caterpillar, Inc.	2,534,795
7,640		Deere & Co.	722,515
10,573	[1]	First Solar, Inc.	468,384
92,030		General Cable Corp.	1,501,929
49,397		General Dynamics Corp.	7,365,587
41,800	[1]	Jacobs Engineering Group, Inc.	1,760,616
66,606		Northrop Grumman Corp.	11,523,504
27,900		OshKosh Truck Corp.	1,019,466
60,100		Pitney Bowes, Inc.	1,257,292
4,729		Raytheon Co.	515,887
22,700		SPX Corp.	1,484,807
37,100		Terex Corp.	822,136
74,800		Trinity Industries, Inc.	2,188,648
12,900	[1]	WESCO International, Inc.	791,544
		TOTAL	37,824,313
		Consumer Cyclicals—8.3%
54,815		Abercrombie & Fitch Co., Class A	1,101,233
46,254		Best Buy Co., Inc.	1,493,542
22,000		Big Lots, Inc.	949,960
122,690		CVS Health Corp.	13,798,944
7,936		Darden Restaurants, Inc.	585,360
49,802		Dillards, Inc., Class A	5,073,828
21,617		Foot Locker, Inc.	1,525,079
17,900		Guess ?, Inc.	391,831
92,507		Kohl's Corp.	5,672,529
11,492		Manpower, Inc.	1,039,796
121,243		Target Corp.	9,923,740
12,100		Wal-Mart Stores, Inc.	870,958
		TOTAL	42,426,800
		Consumer Durables—1.3%
170,300		Ford Motor Co.	2,525,549
84,043		General Motors Co.	2,648,195
17,225		Goodyear Tire & Rubber Co.	518,989
11,341		Lear Corp.	1,180,258
		TOTAL	6,872,991

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—3.9%
186,760		Archer-Daniels-Midland Co.	$8,856,159
22,100		Coca-Cola Enterprises, Inc.	1,128,868
54,600		Ingredion, Inc.	4,815,720
25,265		Philip Morris International, Inc.	2,160,916
76,600		Pilgrim's Pride Corp.	1,657,624
31,291		Whole Foods Market, Inc.	1,138,992
		TOTAL	19,758,279
		Energy—12.0%
39,203	[1]	Cameron International Corp.	1,978,183
54,307		Chesapeake Energy Corp.	470,299
66,371		Chevron Corp.	5,872,506
28,300		Diamond Offshore Drilling, Inc.	621,185
52,086		Ensco PLC	863,586
130,841		Exxon Mobil Corp.	10,363,916
26,088		Hess Corp.	1,539,453
37,209		HollyFrontier Corp.	1,795,706
120,880		Marathon Oil Corp.	2,539,689
85,640		Marathon Petroleum Corp.	4,681,939
73,818		Murphy Oil Corp.	2,420,492
82,400		Nabors Industries Ltd.	956,664
102,306		National-Oilwell Varco, Inc.	4,310,152
92,496		Noble Corp. PLC	1,105,327
19,900	[1]	Oil States International, Inc.	599,189
82,220		Phillips 66	6,536,490
37,660		Seadrill Ltd.	335,551
45,200		Superior Energy Services, Inc.	768,400
6,034		Tesoro Petroleum Corp.	587,349
197,226		Valero Energy Corp.	12,938,025
		TOTAL	61,284,101
		Financial Services—29.9%
8,325		Aflac, Inc.	533,216
25,200		Allied World Assurance Holdings Ltd.	1,064,952
93,832		Allstate Corp.	6,469,716
8,100		American Financial Group, Inc.	558,495
153,284		American International Group, Inc.	9,828,570
5,996		Ameriprise Financial, Inc.	753,517
107,900		Assured Guaranty Ltd.	2,639,234
377,407		Bank of America Corp.	6,748,037
55,400		Bank of New York Mellon Corp.	2,404,360
94,844		BB&T Corp.	3,819,368
19,678	[1]	Berkshire Hathaway, Inc.	2,808,838
74,739		Capital One Financial Corp.	6,076,281
144,444		Citigroup, Inc.	8,444,196
61,558		Comerica, Inc.	2,919,696
37,929		Everest Re Group Ltd.	6,945,559
317,900		Fifth Third Bancorp	6,698,153
257,223		First Horizon National Corp.	4,076,985
65,395		Goldman Sachs Group, Inc.	13,410,553
32,973		Hartford Financial Services Group, Inc.	1,567,866
185,866		JPMorgan Chase & Co.	12,737,397
103,098		KeyCorp	1,529,974

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
111,300		Navient Corp.	$1,747,410
79,068		PNC Financial Services Group	7,762,896
59,100	[1]	Popular, Inc.	1,809,642
148,495		Prudential Financial, Inc.	13,121,018
118,349		The Travelers Cos., Inc.	12,559,196
17,600		Validus Holdings Ltd.	815,760
11,797		VOYA Financial, Inc..	553,869
203,627		Wells Fargo & Co.	11,783,895
		TOTAL	152,188,649
		Health Care—10.4%
39,800	[1]	Alere, Inc.	1,934,678
34,900	[1]	Boston Scientific Corp.	605,166
11,288		Cardinal Health, Inc.	959,254
8,674	[1]	Community Health Systems, Inc.	507,516
8,205	[1]	DaVita HealthCare Partners, Inc.	648,441
55,689	[1]	HCA, Inc.	5,179,634
30,928	[1]	Hologic, Inc.	1,288,460
82,800		Johnson & Johnson	8,297,388
6,299	[1]	MEDNAX Inc.	533,147
163,077		Merck & Co., Inc.	9,615,020
346,092		Pfizer, Inc.	12,480,078
41,160		Quest Diagnostics, Inc.	3,038,020
6,917		Stryker Corp.	707,402
3,640		Thermo Fisher Scientific, Inc.	507,889
48,988		UnitedHealth Group, Inc.	5,947,143
4,783		Universal Health Services, Inc., Class B	694,635
		TOTAL	52,943,871
		IT Services—11.8%
20,000	[1]	Arrow Electronics, Inc.	1,163,000
103,486		Avnet, Inc.	4,318,471
56,400		CA, Inc.	1,643,214
320,941		Cisco Systems, Inc.	9,121,143
42,300		Computer Sciences Corp.	2,767,689
50,840		Corning, Inc.	949,691
40,234		EMC Corp.	1,081,892
30,700		GameStop Corp.	1,407,595
176,500		Hewlett-Packard Co.	5,386,780
72,876		IBM Corp.	11,805,183
95,604	[1]	Ingram Micro, Inc., Class A	2,603,297
40,200		Jabil Circuit, Inc.	814,050
55,500		Juniper Networks, Inc.	1,577,310
10,900		Lam Research Corp.	837,883
15,856		Lexmark International, Inc., Class A	538,946
61,913		NetApp, Inc.	1,928,590
86,600		Symantec Corp.	1,969,284
83,606	[1]	Tech Data Corp.	4,876,738
210,457		Vishay Intertechnology, Inc.	2,416,046
35,971		Western Digital Corp.	3,095,664
		TOTAL	60,302,466
		Public Utilities—8.9%
85,100		AES Corp.	1,089,280

Shares			Value
		COMMON STOCKS—continued
		Public Utilities—continued
12,381		American Electric Power Co., Inc.	$700,393
291,901		AT&T, Inc.	10,140,641
257,020		CenturyLink, Inc.	7,350,772
50,341		Consolidated Edison Co.	3,201,184
111,484		Entergy Corp.	7,917,594
24,333		Exelon Corp.	780,846
108,574		P G & E Corp.	5,701,221
187,129		Public Service Enterprises Group, Inc.	7,797,665
18,400		Telephone and Data System, Inc.	541,144
		TOTAL	45,220,740
		Semiconductors & Semiconductor Equipment—0.2%
37,600		Intel Corp.	1,088,520
		Transportation—0.5%
55,300		Delta Air Lines, Inc.	2,452,002
		TOTAL COMMON STOCKS (IDENTIFIED COST $447,140,889)	499,217,896
		INVESTMENT COMPANY—2.1%
10,514,084	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[3] (AT NET ASSET VALUE)	10,514,084
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $457,654,973)[4]	509,731,980
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(46,889)
		TOTAL NET ASSETS—100%	$509,685,091
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $457,654,973. The net unrealized appreciation of investments for federal tax purposes was $52,077,007. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,959,374 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,882,367.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015